TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)


                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 3.9%
--------------------------------------------------------------------------------
Minnesota Water Pollution Control Revenue,
  4.50% due 3/01/00                                     $1,000       $1,000,000
Phenix City, Alabama, Environmental Revenue, AMT,
  3.80% due 4/06/00                                      7,000        7,000,000
Seattle, Washington,
  4.50% due 3/01/00                                      1,500        1,500,000
Sullivan Pollution Control Revenue, Indiana,
  3.80% due 4/13/00                                      5,000        5,000,000
Sunshine State, Florida, Government Finance,
  3.75% due 3/07/00                                      4,000        4,000,000
Sunshine State, Florida, Government Finance,
  3.50% due 3/08/00                                      7,465        7,465,000
                                                                 --------------
                                                                     25,965,000
                                                                 --------------
GENERAL OBLIGATION BONDS
AND NOTES -- 3.5%
--------------------------------------------------------------------------------
Baltimore County, Maryland,
  3.09% due 4/01/00                                      2,380        2,433,824
Delaware State,
  6.13% due 4/01/00                                      1,465        1,468,716
Georgia State,
  4.38% due 7/01/00                                      3,190        3,193,754
Houston, Texas,
  3.50% due 3/09/00                                      5,000        5,000,000
Ohio State Building Authority,
  4.50% due 5/15/00                                      1,000        1,002,596
South Carolina State,
  5.75% due 3/01/01                                      1,000        1,015,713
Virginia State,
  5.00% due 6/01/00                                      2,000        2,006,477
Washington State,
  5.00% due 1/01/01                                      6,315        6,386,601
Wisconsin State,
  5.00% due 5/01/00                                        250          250,670
Wisconsin State,
  5.75% due 5/01/00                                        600          602,364
                                                                 --------------
                                                                     23,360,715
                                                                 --------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 22.9%
--------------------------------------------------------------------------------
Aiken County, South Carolina, School District,
  5.00% due 4/01/00                                      1,900        1,902,821
Anderson County, South Carolina, School District,
  6.00% due 5/01/00                                        355          356,558
Anchorage, Alaska, Telephone Utility Revenue,
  4.25% due 12/01/00                                     2,000        2,005,081
Arizona Educational Loan Marketing,
  6.70% due 3/01/00                                      1,000        1,000,000
Arizona Educational Loan Marketing,
  6.90% due 3/01/00                                        500          500,000
Austin, Texas, Utility System Revenue,
  10.75% due 5/15/00                                     2,250        2,283,963
Baltimore, Maryland, Water Utility Revenue,
  6.50% due 7/01/00                                      5,000        5,039,201
Camden County, Georgia, School District,
  4.75% due 4/01/00                                      1,000        1,001,255
Charlotte, North Carolina,
  4.90% due 6/01/00                                        975          978,942
Chicago, Illinois,
  4.00% due 10/26/00                                     1,000        1,000,000
Clark County, Kentucky, Pollution Control Revenue,
  3.70% due 4/15/00                                      2,110        2,110,000
Clark County, Nevada,
  5.10% due 7/01/00                                      1,000        1,003,248
Clark County, Nevada, School District,
  5.50% due 6/15/00                                      2,000        2,013,000
Cobb County, Georgia, School District,
  4.38% due 12/29/00                                     5,000        5,016,271
Collin County, Texas,
  4.15% due 3/01/00                                      2,725        2,725,000
Custer County, Indiana, Pollution Control Revenue,
  3.70% due 4/01/00                                      4,000        4,000,000
Everett, Massachusetts,
  6.00% due 12/15/00                                     1,130        1,145,825
Grand Prairie, Texas,
  6.90% due 2/15/01                                        355          363,225
Illinois State Development Finance
  Authority Revenue,
  3.75% due 3/08/00                                      5,000        5,000,000
Illinois State Sales Tax Revenue,
  5.75% due 6/15/00                                        125          125,808
Indianapolis, Indiana,
  4.50% due 7/10/00                                      2,600        2,605,463

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
Jefferson County, Kentucky, Capital Projections,
  5.40% due 4/01/00                                     $  670       $  671,160
Jefferson Parish, Louisiana, Home Mortgage
  Authority Revenue,
  3.65% due 6/01/00                                      2,000        2,000,000
Jordan, Utah, School District,
  5.00% due 6/15/00                                      3,130        3,141,234
Kentucky State Turnpike Authority
  Economical Development,
  7.25% due 5/15/00                                        145          148,290
Knoxville, Tennesee,
  5.00% due 5/01/00                                      1,000        1,002,845
Lancaster, Pennsylvania, School District,
  4.00% due 5/15/00                                      1,300        1,301,736
Madison, Wisconsin,
  4.00% due 5/01/00                                      2,050        2,052,493
Maricopa County, Arizona, School District,
  6.00% due 7/01/00                                      1,600        1,609,953
Mercer County, North Dakota, Solid Waste
  Disposal Authority, AMT,
  3.95% due 6/01/00                                      3,400        3,400,000
Michigan State Strategic Limited Obligation,
  9.40% due 5/15/00                                     10,500       10,821,923
Milwaukee, Wisconsin, Metropolitan Sewer District,
  4.25% due 10/01/00                                     1,510        1,511,234
Murray County, Utah, Hospital Revenue,
  4.50% due 5/15/00                                        500          501,149
New Hampshire State,
  4.50% due 10/01/00                                     2,000        2,005,070
New Mexico State Severance Tax,
  5.00% due 7/01/00                                        110          110,249
North Carolina State,
  4.50% due 4/01/00                                      3,000        3,003,625
Ohio Housing Finance Agency Mortgage Revenue, AMT,
  4.05% due 9/01/00                                      3,000        3,000,000
Oklahoma State Water Resource Board State
  Loan Revenue,
  3.60% due 3/01/00                                      9,005        9,005,000
Oklahoma State Water Resource Board State
  Loan Revenue,
  3.60% due 9/01/00                                      8,500        8,500,000
Oregon State Housing and Community Services
  Development, AMT,
  3.20% due 4/13/00                                      2,810        2,810,000
Panhandle Plains, Texas, Higher Education Loan,
  4.80% due 9/01/00                                        845          845,000
Phoenix, Arizona,
  5.90% due 7/01/00                                      3,830        3,853,264
Rhode Island State, Health and Educational Revenue,
  8.38% due 4/01/00                                      1,000        1,024,213

San Antonio, Texas, Water Revenue,
  5.90% due 5/15/00                                      1,300        1,306,754
Stevens Point, Wisconsin,
  3.50% due 5/01/00                                        300          300,097
Tallahassee, Florida, Municipal Electric Revenue,
  10.10% due 4/01/00                                     4,150        4,296,454
Tennesee State School Board Authority,
  5.00% due 5/01/00                                      1,700        1,704,044
Texas State,
  7.13% due 4/01/00                                      1,000        1,022,827
Vermont Housing Finance Agency, AMT,
  3.15% due 4/28/00                                      4,255        4,255,000
Virginia State,
  6.00% due 7/01/00                                      3,000        3,021,893
Washington State,
  6.10% due 6/01/00                                        750          755,225
Washington State,
  5.00% due 7/01/00                                      2,250        2,255,768
Washington State Public Power Supply,
  7.75% due 7/01/00                                      3,130        3,230,889
Washington State Single Family Mortgage,
  5.00% due 3/01/00                                     16,615       16,615,000
York County, South Carolina,
  Pollution Control Revenue,
  3.30% due 3/15/00                                     10,000       10,000,000
                                                                 --------------
                                                                    153,258,050
                                                                 --------------

REVENUE, TAX, BOND AND TAX
REVENUE ANTICIPATION NOTES -- 3.1%
--------------------------------------------------------------------------------
Arapahoe County, Colorado, TAN's,
  4.25% due 6/30/00                                      3,000        3,005,122

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)
                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
De Kalb County, Georgia, TAN's,
  4.25% due 12/28/00                                   $10,000      $10,021,458
West Jordan, Utah, TRAN's,
  4.00% due 6/30/00                                      7,350        7,364,083
                                                                 --------------
                                                                     20,390,663
                                                                 --------------
VARIABLE RATE DEMAND NOTES* -- 67.1%
--------------------------------------------------------------------------------
ABN-Amro Munitops Certificates Trust,
  due 4/05/06                                            5,000        5,000,000
ABN-Amro Munitops Certificates Trust, AMT,
  due 7/05/06                                            9,000        9,000,000
Adams County, Colorado, Industrial
 Development Revenue,
  due 12/01/15                                           2,000        2,000,000
Alabama State Public School & College,
  due 11/01/13                                           1,595        1,595,000
Alaska State Housing Finance Corp., AMT,
  due 6/01/07                                            5,795        5,795,000
Alexandria, Virginia, Industrial
  Development Authority,
  due 7/01/26                                            1,200        1,200,000
Allegheny County, Pennsylvania, Industrial
  Development Authority Revenue,
  due 7/01/27                                              970          970,000
Arapahoe County, Colorado, Revenue Authority,
  due 7/01/07                                            1,775        1,775,000
Ascension, Louisiana, Revenue, AMT,
  due 12/01/27                                           2,000        2,000,000
Ashe County, North Carolina, Industrial
  Facilities and Pollution,
  due 7/01/10                                            2,100        2,100,000
Atlanta, Metropolitan Rapid Transit Tax,
  due 7/01/20                                            5,000        5,000,000
Beloit, Kansas, Industrial Development
  Authority, AMT,
  due 12/01/16                                           1,100        1,100,000
Beaver County, Pennsylvania, Pollution
  Control Revenue,
  due 12/01/20                                           1,500        1,500,000
Bexar County, Texas, Housing Finance Authority,
  due 9/15/26                                            1,900        1,900,000
Brazos River, Texas, Utility Authority,
  due 4/01/30                                              300          300,000
Brooks County, Georgia, Development
  Authority Revenue,
  due 3/01/18                                            2,000        2,000,000
Carrollton, Georgia, Payroll Development Authority,
  due 3/01/15                                            1,650        1,650,000
Carthage, Missouri, Industrial Development
  Authority Revenue,
  due 4/01/07                                            2,000        2,000,000
Carthage, Missouri, Industrial Development
  Authority Revenue, AMT,
  due 9/01/30                                            2,000        2,000,000
Castle Pines, Colorado, North
  Metropolitan District,
  due 12/01/28                                           5,195        5,195,000
Cherokee County, South Carolina, Industrial
  Revenue, AMT,
  due 8/01/19                                              200          200,000
Chesterfield County, Virginia, Industrial
  Development,
  due 2/01/03                                            1,400        1,400,000
Chicago, Illinois, Board of Education,
  due 6/01/21                                            3,000        3,000,000
Chicago, Illinois, O'Hare International
  Airport Revenue,
  due 7/01/10                                              500          500,000
Chicago, Illinois, Public Building
  Community Revenue,
  due 12/01/17                                           5,000        5,000,000
Clarksville, Tennessee, Public Building Authority,
  due 10/01/25                                             765          765,000
Clarksville, Tennessee, Public Building Authority,
  due 6/01/29                                            1,700        1,700,000
Clipper Tax Exempt Trust, AMT,
  due 3/01/15                                              765          765,000
Clipper Tax Exempt Trust, AMT,
  due 3/01/16                                            7,120        7,120,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
Coastal Bend, Texas, Health
  Facilities Development,
  due 8/15/28                                           $1,000       $1,000,000
Cohasset, Minnesota, Revenue,
  due 6/01/20                                            1,200        1,200,000
Colorado Health Facilities Authority Revenue,
  due 6/01/21                                            9,935        9,935,000
Colorado Springs Utility Revenue,
  due 11/15/28                                          12,500       12,500,000
Columbus, Georgia, Housing Authority Revenue,
  due 11/01/17                                             750          750,000
Connecticut State,
  due 5/15/14                                            1,200        1,200,000
Connecticut State, Health & Educational Facilities,
  due 7/01/27                                            1,500        1,500,000
Connecticut State, Housing Finance Authority,
  due 5/15/18                                            3,645        3,645,000
Davidson County, North Carolina, Industrial
  Facilities,
  due 7/01/20                                            2,140        2,140,000
De Kalb County, Georgia, Industrial
  Development Revenue,
  due 8/01/01                                            1,500        1,500,000
De Kalb County, Georgia, Industrial
  Development Revenue,
  due 2/01/18                                            1,100        1,100,000
De Kalb County, Georgia, Multifamily
  Housing Revenue,
  due 6/15/25                                            2,400        2,400,000
Denver, Colorado, City and County Airport Revenue,
  due 12/01/20                                           2,000        2,000,000
Detroit, Michigan, Economic Development Corp. ,
  due 5/01/09                                            3,000        3,000,000
Director State, Nevada,
  Department of Business, AMT,
  due 8/01/20                                              865          865,000
District of Columbia, Revenue,
  due 10/01/15                                             500          500,000
East Baton Rouge, Louisiana, Pollution
  Control Revenue,
  due 6/01/11                                            1,400        1,400,000
Emmaus, Pennsylvannia, General Authority Revenue,
  due 3/01/24                                            4,100        4,100,000
Facilities Municipal Trust,
  due 12/15/14                                           8,315        8,315,000
Fayetteville, Arkansas, Industrial
  Development , AMT,
  due 12/01/04                                           1,100        1,100,000
Fayetteville, Arkansas, Public Facilities Board,
  due 9/01/27                                            3,000        3,000,000
Floyd County, Georgia, Development Authority,
  due 9/01/26                                            1,080        1,080,000
Forsyth County, Georgia, Industrial
  Development Revenue,
  due 1/01/07                                            2,000        2,000,000
Fort Wayne Indiana, Hospital Authority Revenue,
  due 1/01/16                                            3,000        3,000,000
Fulton County, Georgia, Development
  Authority Revenue,
  due 12/01/12                                           2,000        2,000,000
Fulton County, Georgia, Development
  Authority Revenue,
  due 2/01/18                                            2,000        2,000,000
Fulton County, Georgia, Industrial
  Development Authority, AMT,
  due 6/01/27                                            3,900        3,900,000
Gila County, Arizona, Industrial
  Development Authority,
  due 11/01/25                                           1,655        1,655,000
Gordon County, Georgia, Industrial
  Development Authority Revenue,
  due 8/01/17                                            1,000        1,000,000
Gulf Breeze, Florida, Revenue,
  due 3/31/21                                            1,485        1,485,000
Gwinett County, Georgia, Industrial
  Development Revenue,
  due 3/01/17                                              385          385,000
Harris County, Texas,
  due 8/01/15                                            2,800        2,800,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
Harris County, Texas, Industrial
  Development Corp., AMT,
  due 2/01/23                                           $2,800       $2,800,000
Hawkins County, Tennessee, Industrial
  Development Board,
  due 10/01/27                                           1,450        1,450,000
Hays, Texas, Mental Health Development Facilities,
  due 11/15/14                                           1,000        1,000,000
Heard County, Georgia, Pollution
  Development Revenue,
  due 9/01/26                                            1,800        1,800,000
Henderson, Nevada, Health Care Facilities Revenue,
  due 7/01/20                                              700          700,000
Henrico County, Virginia, Industrial
  Development Authority,
  due 8/01/23                                              180          180,000
Illinois Educational Facilities Authority Revenue,
  due 12/01/25                                             700          700,000
Illinois Health Facilities Authority Revenue,
  due 11/01/20                                           1,675        1,675,000
Illinois Health Facilities Authority Revenue,
  due 12/01/15                                           3,300        3,300,000
Jackson County, Mississippi, Industrial
  Development Revenue,
  due 12/01/15                                           2,650        2,650,000
Jackson County, Mississippi,
  Pollution Control Revenue,
  due 12/01/16                                           1,500        1,500,000
Jacksonville, Florida, Health Facilities Revenue,
  due 12/01/23                                           1,400        1,400,000
Jefferson Parish, Louisiana, Home Mortgage,
  due 12/01/26                                           1,690        1,690,000
Kansas City, Missouri, Industrial
  Development Authority,
  due 4/01/27                                            2,400        2,400,000
Kansas State Finance Authority Revenue,
  due 11/15/28                                           1,000        1,000,000
Kenton County, Kentucky, Board Revenue, AMT,
  due 3/01/15                                            1,800        1,800,000
Knox County, Tennessee, Health Educational
  Hospital Facilities,
  due 12/01/27                                           8,000        8,000,000
Knox County, Tennessee, Industrial Development
  Board Revenue, AMT,
  due 10/01/00                                             500          500,000
Koch Certificates of Trust,
  due 12/13/02                                           5,000        5,000,000
Koch Certificates of Trust,
  due 10/06/03                                          11,000       11,000,000
Lone Star Texas Authority,
  due 12/01/14                                             400          400,000
Long Island Power Authority,
  due 4/01/25                                            4,200        4,200,000
Long Island Power Authority,
  due 5/01/33                                            1,500        1,500,000
Louisa County, Virginia, Industrial
  Development Authority,
  due 1/01/20                                              680          680,000
Macon Trust Pooled Receipts,
  due 3/03/07                                           24,090       24,090,000
Madison, Wisconsin, Community
  Development Authority,
  due 6/01/22                                            1,070        1,070,000
Marshfield, Wisconsin, Industrial
  Development Revenue,
  due 12/01/14                                           2,500        2,500,000
Maryland State,
  due 8/01/12                                            2,115        2,115,000
Maryland State Community Development,
  due 4/01/25                                            1,410        1,410,000
Mason County, Kentucky, Pollution Control,
  due 10/15/14                                           2,800        2,800,000
Massachusetts State Industrial Finance Agency,
  due 11/01/25                                           2,000        2,000,000
Massachusetts State Water Pollution
  Control Revenue,
  due 8/01/23                                            3,600        3,600,000
Mecklenburg County, North Carolina,
  Industrial Facilities,
  due 9/01/14                                            2,000        2,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 29, 2000
(Unaudited)
                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
Metropolitan Pier & Exposition
  Authority, Illinois,
  due 12/15/19                                          $1,330       $1,330,000
Metropolitan Pier & Exposition
  Authority, Illinois,
  due 6/15/21                                              165          165,000
Metropolitan Pier & Exposition
  Authority, Illinois,
  due 6/15/28                                            5,125        5,125,000
Nashville, Tennessee Metropolitan
  Government, Industrial,
  due 12/01/18                                           1,000        1,000,000
Minneapolis St. Paul,
  due 8/15/25                                              700          700,000
Missouri State Health and Educational
  Facilities Revenue,
  due 7/01/18                                            3,700        3,700,000
Missouri State Health and Educational
  Facilities Revenue,
  due 6/01/26                                            1,100        1,100,000
Missouri State Housing and Development
  Common Mortgage,
  due 3/01/30                                            4,000        4,000,000
Mobile, Alabama, Airport Authority Revenue,
  due 10/01/02                                           2,000        2,000,000
Mobile, Alabama, Airport Authority Revenue,
  due 10/01/14                                           9,975        9,975,000
Moorhead, Minnesota, Solid Waste
  Disposal, AMT,
  due 4/01/12                                            3,000        3,000,000
Montgomery County, Tennessee, Public
  Building Authority,
  due 9/01/29                                            1,400        1,400,000
Multi-State Municipal Securities
  Trust Certificates,
  due 3/01/01                                            9,140        9,140,000
Multi-State Municipal Securities
  Trust Certificates,
  due 12/01/03                                           8,380        8,380,000
Multi-State Municipal Securities
  Trust Certificates,
  due 2/25/07                                            5,000        5,000,000
Nash County, North Carolina,
  due 12/01/14                                           1,000        1,000,000
New Hampshire Higher Educational and Health,
  due 6/01/23                                            1,300        1,300,000
New Hanover County, North Carolina,
  due 3/01/14                                            2,250        2,250,000
New Hanover County, North Carolina,
  due 3/01/15                                            2,250        2,250,000
New Hanover County, North Carolina,
  due 3/01/16                                            2,250        2,250,000
New York State Housing Finance
  Agency Revenue, AMT,
  due 11/01/32                                           2,600        2,600,000

New York State Thruway Authority Revenue,
  due 1/01/27                                            2,105        2,105,000
North Carolina Educational Facilities,
  due 9/01/26                                              200          200,000
Ohio State Air Quality Development Authority,
  due 5/01/26                                            1,755        1,755,000
Oklahoma Finance Authority Revenue,
  due 1/01/30                                            4,000        4,000,000
Orange County, Florida, Industrial
  Development Authority,
  due 1/01/11                                              375          375,000
Oregon State Health Educational
  Housing Revenue,
  due 1/01/31                                            2,700        2,700,000
Orlando, Florida, Special Assessment Revenue,
  due 10/01/21                                           3,200        3,200,000
Peoria, Illinois, Health Care
  Facilities Revenue,
  due 5/01/17                                            1,190        1,190,000
Person County, North Carolina,
  Pollution Control Authority,
  due 11/01/19                                           3,000        3,000,000
Piedmont, South Carolina,
  Municipal Power Agency,
  due 1/01/22                                            1,000        1,000,000
Piedmont, South Carolina,
  Municipal Power Agency,
  due 1/01/25                                            5,189        5,189,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------

Pinal County, Arizona, Pollution Control Revenue,
  due 12/01/11                                          $2,500       $2,500,000
Pitney Bowes Credit Corp. Leasetops,
  due 11/13/02                                           1,355        1,354,576
Pitney Bowes Credit Corp. Leasetops,
  due 3/16/05                                            4,840        4,840,021
Port Arthur, Texas, Navigation District,
  due 10/01/24                                             600          600,000
Puerto Rico Public Finance Corp.,
  due 6/01/12                                              300          300,000
Puerto Rico Commonwealth,
  due 7/01/20                                            1,200        1,200,000
Puttable Floating Option Tax Receipts,
  due 10/11/30                                             595          595,000
Puttable Floating Option Tax Receipts, AMT,
  due 12/05/30                                           6,980        6,980,000
Red Bay, Alabama, Industrial Development
  Board Revenue,
  due 11/01/10                                           3,400        3,400,000
Rhode Island Health and Educational Building,
  due 12/01/29                                           1,000        1,000,000
Rhode Island State Industrial Facilities Corp.,
  due 5/01/05                                            1,500        1,500,000
Rhode Island State Industrial Facilities Corp.,
  due 11/01/05                                           3,180        3,180,000
Roswell, Georgia, Multifamily Housing Authority,
  due 8/01/27                                            2,500        2,500,000
Saint Charles Parish, Louisiana, Pollution
  Control Revenue,
  due 3/01/24                                            7,500        7,500,000
Savannah, Illinois, Industrial
  Development Revenue,
  due 6/01/04                                              600          600,000
Seattle, Washington, Municipal
  Lighting & Power Revenue,
  due 11/01/18                                             900          900,000
Seattle, Washington, Municipal
  Lighting & Power Revenue,
  due 10/01/23                                           7,000        7,000,000
Sevier County, Tennessee, Public
  Building Authority,
  due 6/01/17                                            3,105        3,105,000
Sevier County, Tennessee, Public
  Building Authority,
  due 6/01/18                                           10,000       10,000,000
Sevier County, Tennessee, Public
  Building Authority,
  due 6/01/19                                           10,000       10,000,000

Southeastern Oklahoma Industrial
  Development Authority,
  due 6/01/16                                            3,400        3,400,000
Syracuse Industrial Economic
  Development Revenue,
  due 12/01/05                                             585          585,000
Tarrant County, Texas, Health
  Facilities Development,
  due 11/15/26                                             945          945,000
Texas State Department of
  Housing and Community,
  due 3/01/17                                            1,995        1,995,000
Tipton, Indiana, Economic Development Revenue,
  due 7/01/22                                            1,025        1,025,000
Traill County, North Dakota,
  Industrial Development, AMT,
  due 12/01/11                                           1,000        1,000,000
Traill County, North Dakota,
  Industrial Development, AMT,
  due 12/11/11                                           1,000        1,000,000
Utah State Board of Regents,
  due 11/01/25                                             900          900,000
Valdez, Alaska, Marine Terminal Revenue,
  due 8/01/25                                            4,000        4,000,000
Valdez, Alaska, Marine Terminal Revenue,
  due 10/01/25                                           2,000        2,000,000
Valdez, Alaska, Marine Terminal Revenue,
  due 12/01/33                                             800          800,000
Valley, California, Health & Hospital
  System Revenue,
  due 5/15/25                                            1,600        1,600,000
Vermont Industrial Development
  Authority Revenue, AMT,
  due 12/01/11                                             700          700,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                           February 29, 2000
(Unaudited)

                                                        PRINCIPAL
                                                         AMOUNT
ISSUER                                               (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------
Volusia County, Florida, Health
  Facilities Authority,
  due 11/01/15                                           $ 990       $  990,000
Walton County, Georgia, Industrial
  Building Authority,
  due 10/01/17                                             700          700,000
Washington State Health Care
  Facilities Revenue,
  due 10/01/05                                           1,600        1,600,000
Washington State Health Care
  Facilities Revenue,
  due 1/01/23                                              200          200,000
Washington State Housing Finance Authority,
  due 12/01/29                                           1,775        1,775,000
Watertown, South Dakota,
  Industrial Development Revenue,
  due 8/01/14                                            1,195        1,195,000
Winchester, Kentucky,
  Industrial Building, AMT,
  due 10/01/18                                           2,400      $ 2,400,000
                                                                 --------------
                                                                    448,138,597
                                                                 --------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                      100.5%    $671,113,025
OTHER ASSETS,
  LESS LIABILITIES                                        (0.5)      (3,123,587)
                                                         -----   --------------
NET ASSETS                                               100.0%    $667,989,438
                                                         =====   ==============

AMT-Subject to Alternative Minimum Tax

* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000 (Unaudited)
================================================================================

ASSETS:
Investments, at amortized cost and value (Note 1A)                 $671,113,025
Cash                                                                    576,629
Interest receivable                                                   5,282,133
--------------------------------------------------------------------------------
  Total assets                                                      676,971,787
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     8,865,675
Payable to affiliate - Investment advisory fees (Note 2A)               101,589
Accrued expenses and other liabilities                                   15,085
--------------------------------------------------------------------------------
  Total liabilities                                                   8,982,349
--------------------------------------------------------------------------------
NET ASSETS                                                         $667,989,438
================================================================================
REPRESENTED BY:
Capital paid-in for beneficial interests                           $667,989,438
================================================================================



TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
================================================================================
INTEREST INCOME (Note 1B):                                          $11,086,865
EXPENSES
Investment Advisory fees (Note 2A)                      $615,240
Administrative fees (Note 2B)                            153,810
Custody and fund accounting fees                          87,099
Legal fees                                                16,051
Audit fees                                                11,300
Trustees' fees                                             6,029
Miscellaneous                                                955
--------------------------------------------------------------------------------
  Total expenses 890,484
Less aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A and 2B)                   (415,946)
Less fees paid  indirectly  (Note 1D)                    (13,203)
--------------------------------------------------------------------------------
  Net expenses                                                          461,335
--------------------------------------------------------------------------------
Net investment income                                                10,625,530
NET REALIZED LOSS ON INVESTMENTS                                         (9,853)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $10,615,677
================================================================================

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                 FEBRUARY 29, 2000     YEAR ENDED
                                                                     (Unaudited)     AUGUST 31, 1999
====================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                             $    10,625,530    $    22,768,275
Net realized gain (loss) on investments                                    (9,853)            16,677
----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                 10,615,677         22,784,952
----------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                         1,188,175,398      3,367,197,193
Value of withdrawals                                               (1,187,921,956)    (3,456,720,231)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions           253,442        (89,523,038)
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                  10,869,119        (66,738,086)
----------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                   657,120,319        723,858,405
----------------------------------------------------------------------------------------------------
End of period                                                     $   667,989,438    $   657,120,319
====================================================================================================



TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                SIX MONTHS ENDED                YEAR ENDED AUGUST 31,
                                FEBRUARY 29, 2000  --------------------------------------------------
                                  (Unaudited)      1999       1998      1997       1996        1995
======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                   $667,989     $657,120   $723,858   $483,630   $372,171   $394,222
Ratio of expenses to
  average net assets                   0.15%*       0.15%      0.15%      0.19%      0.30%      0.32%
Ratio of net investment income
  to average net assets                3.45%*       3.11%      3.53%      3.46%      3.31%      3.55%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets         0.29%*       0.29%      0.29%      0.31%      0.32%      0.32%
Net investment income to average
  net assets                           3.31%*       2.98%      3.39%      3.35%      3.29%      3.55%
======================================================================================================

 * Annualized

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, nondiversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Portfolio's Administrator. Citibank, N.A.
("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE

   A. Investment Advisory Fee The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $615,240, of which $262,136 was voluntarily waived for the six months ended February 29, 2000. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   B. Administrative Fee Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $153,810, all of which was voluntarily waived for the six months ended February 29, 2000. The Port-

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

folio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $1,251,850,907 and $1,245,096,446, respectively, for the six months ended February 29, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 29, 2000, for federal income tax purposes, amounted to $671,113,025.

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 29, 2000, the commitment fee allocated to the Portfolio was $814. Since the line of credit was established, there have been no borrowings.